Subsequent Events (Details) ¥ in Millions, $ in Millions	Mar. 31, 2021 CNY (¥)	Feb. 28, 2021	Jan. 31, 2021 USD ($)	Dec. 31, 2020	Sep. 16, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 30, 2019
NIO China
Subsequent Event [Line Items]
Percentage of ownership interest held (as a percent)				86.476%
Percentage of equity interest					8.612%
Convertible Notes
Subsequent Event [Line Items]
Effective interest rate						0.00%	0.00%	4.50%
Subsequent Events | Jianghuai Automobile Group Co., Ltd.
Subsequent Event [Line Items]
Registered capital | ¥	¥ 500
Percentage of equity interest in joint venture	49.00%
Subsequent Events | Convertible Notes
Subsequent Event [Line Items]
Additional debt, principal amount			$ 100.0
Subsequent Events | Convertible Notes | NIO China
Subsequent Event [Line Items]
Percentage of ownership interest held (as a percent)		90.36%
Subsequent Events | Convertible Senior Notes Due 2024 [Member]
Subsequent Event [Line Items]
Aggregate principal amount of notes			$ 581.7
Effective interest rate			4.50%
Subsequent Events | Convertible Senior Notes Due 2026
Subsequent Event [Line Items]
Aggregate principal amount of notes			$ 750.0
Subsequent Events | Convertible Senior Notes Due 2027
Subsequent Event [Line Items]
Aggregate principal amount of notes			$ 750.0